Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 660,000.00
Total Fee Amount	91.15
Total Offset Amount	0.00
Net Fee	$ 91.15
Offering Table N/A
Offset Table N/A	N/A